13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

12/31/2009

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	February 12, 2010

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		10

Form 13F Information Table Value Total:	$ 33,440  (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
BIODEL INC                    COM         09064M-10-5  3,921       903,400.00           SOLE                SOLE
CROSSTEX ENERGY INC           COM         22765Y-10-4  164         27,112.00            SOLE                SOLE
GRIFFIN LD & NURSERIES INC    CL A        750086-10-0  291         10,000.00            SOLE                SOLE
INFINERA CORPORATION          COM         978097-10-3  319         36,012.00            SOLE                SOLE
ISHARES TR S&P 100            IDX FD      464287-10-1  2,675       52,000.00            SOLE                SOLE
ISHARES TR INDEX MSCI EAFE    IDX         464287-46-5  1,106       20,000.00            SOLE                SOLE
OPENTABLE INC                 COM         978097-10-4  829         32,552.00            SOLE                SOLE
SPDR TR                       UNIT SER 1  978097-10-5  23,126      207,517.00           SOLE                SOLE
TELEPHONE & DATA SYS INC      SPL COM     978097-10-6  448         14,822.00            SOLE                SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  561         20,614.00            SOLE                SOLE





TOTAL                                                   33,440     1,324,029.00